Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Schedule of Basic Earnings Per Share

The calculation of the basic earnings per share attributable to the owners of the Company is based on the following data:

	Six months ended
	June 30,
	2026	2025
	US$’000	US$’000
	(unaudited)	(unaudited)
Earnings figures are calculated as follows:
Profit for the period attributable to Class A ordinary shares	24,605	2,988
Profit for the period attributable to Class B ordinary shares	2,387	2,395

Number of shares
	’000	’000

Weighted average number of Class A ordinary shares outstanding	44,175	24,067
Weighted average number of Class B ordinary shares outstanding	4,286	19,286